Note 13 - Shareholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

11. Shareholders’ Deficit

Common stock

In June 2012, the Company issued 30,000,000 shares of common stock to Visser in connection with the Visser MTA Agreement (see note 3).

Pursuant to the terms of the Company’s Senior Convertible Notes issued in the July 2012 Private Placement, the Company opted to pay the twelve monthly installment payments prior to the September 1, 2013 maturity date with shares of the Company’s common stock. Upon final settlement, the Company had issued 163,641,547 shares of common stock at a weighted average conversion price of $0.0774, for the twelve installment payments due under the notes, consisting of $12,000 principal and $680 of interest (see notes 3 and 7).

During the nine months ended September 30, 2013, the holders of the Company’s Series A Preferred Stock converted all of the outstanding 506,936 shares of preferred stock into 16,896,070 shares of the Company’s common stock (see “Preferred stock” below). After giving effect to such conversion, the Company has no shares of preferred stock outstanding.

On February 28, 2013, the Company’s stockholders approved an amendment to the Certificate of Incorporation of the Company increasing the number of authorized shares of common stock from 400 million shares to 500 million shares.

On October 24, 2013, the Company’s stockholders approved an amendment to the Company’s Certificate of Incorporation increasing the number of authorized shares of common stock from 500 million shares to 700 million shares (see note 15).

Preferred stock

On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares of Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction. In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical terms as the Series A-1 Preferred Stock issued on May 1, 2009.

The Series A Preferred Stock and any accrued and unpaid dividends thereon was convertible, at the option of the holders of the Series A Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events).

As of December 31, 2012, the Company had 506,936 shares of Series A Preferred Stock outstanding, consisting of 105,231 and 401,705 shares of Series A-1 and Series A-2 Preferred Stock, respectively. Preferred stock as of December 31, 2012 was $0 due to an insignificant balance, and accrued dividends on the Series A Preferred Stock as of December 31, 2012 were $222.

During the nine months ended September 30, 2013, all of the holders of the Company’s Series A Preferred Stock converted all of the outstanding shares of preferred stock and accrued dividends into 16,896,070 shares of the Company’s common stock. Therefore, as of September 30, 2013, the Company no longer had any outstanding Preferred Stock and the related $222 accrued dividends were reclassified to additional paid-in capital as of September 30, 2013.

Warrants

In connection with the Series A Preferred Stock issuances, warrants to purchase 29,779,557 shares of the Company’s common stock were outstanding as of December 31, 2012 and September 30, 2013. These warrants do not contain anti-dilution provisions and are reflected as equity as they do not meet the criteria under FASB ASC 815 for liability treatment. Warrants classified as equity were recorded at $18,179 as of December 31, 2012 and September 30, 2013. All of such warrants have an exercise price of $0.49 and expire on July 15, 2015.

Non-Controlling Interest

The Company’s Liquidmetal Golf subsidiary has the exclusive right and license to utilize the Company’s Liquidmetal alloy technology for purposes of golf equipment applications. Liquidmetal Technologies owns 79% of the outstanding common stock in Liquidmetal Golf. As of September 30, 2013, non-controlling interest was a deficit of $40. The December 31, 2012 non-controlling interest balance was immaterial and not recorded.

13. Shareholders’ Equity (Deficit)

Common stock

During the year ended December 31, 2011, the Company issued 4,496,429 shares of common stock to settle a lawsuit with SAGA, a former joint venture partner in Italy (see note 10).

In June 2012, the Company issued 30,000,000 shares of common stock to Visser in connection with the Visser MTA Agreement (see note 3).

During the year ended December 31, 2012, the Company issued 50,171,418 shares of common stock at a weighted average conversion price of $0.1095 for the first five installment payments under the July 2012 Private Placement senior convertible note (see notes 3 and 11).

Preferred stock

On May 1, 2009, pursuant to a Securities Purchase and Exchange Agreement, the Company issued 500,000 shares of convertible Series A-1 Preferred Stock with an original issue price of $5.00 per share and 2,625,000 shares Series A-2 Preferred Stock with an original issue price of $5.00 per share as part of a financing transaction.

In connection with the Series A Preferred Stock issuance, the Company issued warrants to purchase 42,329,407 shares of the Company’s common stock at an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation. The warrants expired on January 3, 2012.

In October 2009, the Company entered into an agreement with various investors to issue 180,000 shares of Series A-1 Preferred Stock with identical terms as the Series A-1 Preferred Stock issued on May 1, 2009.  In connection with this issuance, the Company issued warrants to purchase up to 4,500,000 shares of common stock with an exercise price of $0.50 per share, which was subsequently adjusted to $0.49 per share due to an anti-dilution calculation.  These warrants also expired on January 3, 2012.

The Series A Preferred Stock formerly accrued cumulative dividends at an annual rate of 8%, which were payable semi-annually.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for the Company's Series A Preferred Stock.  The Amended Designation was approved by the requisite vote of the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a Consent Agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement”).  The Amended Designation amended the terms of the Series A Preferred Stock by providing that (i) dividends ceased accruing thereon as of June 1, 2010, (ii) the liquidation preference and corresponding conversion value on the Series A Preferred Stock was increased from 1.0 to 1.08 of the sum of the issue price and accrued but unpaid dividends, (iii) the Series A Preferred Stock was now mandatorily convertible at any time at the option of the Company without condition, and (iv) the Series A Preferred Stock will no longer have any price-based anti-dilution rights.  The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the warrants held by the holders signing the Consent Agreement (to the extent such warrants were issued in connection with the original issuance of the Series A Preferred Stock) would be extended to an expiration date of July 2015 and the price-based anti-dilution rights on such warrants were removed.  Additionally, the Company has the right at any time to redeem the Series A Preferred Stock in whole or in part upon not less than 30 days’ notice at a redemption price equal to the liquidation preference plus any accrued and unpaid dividends.

The Series A Preferred Stock and any accrued and unpaid dividends thereon is convertible, at the option of the holder of the Series A Preferred Stock, into common stock of the Company at a conversion price of $.10 per share in the case of the Series A-1 Preferred Stock and a conversion price of $.22 per share in the case of the Series A-2 Preferred Stock (in both cases subject to adjustments for any stock dividends, splits, combinations and similar events). As of December 31, 2012 and 2011, the Company had accrued dividends of $222 and $571, respectively.

During the year ended December 31, 2012, the holders of the Company’s Series A Preferred Stock converted 792,215 shares of preferred stock into 25,669,752 shares of the Company’s common stock.  The Company had 105,231 and 246,371 shares of the Series A-1 Preferred Stock outstanding at December 31, 2012 and 2011, respectively.  The Company had 401,705 and 1,052,780 shares of the Series A-2 Preferred Stock outstanding at December 31, 2012 and 2011, respectively.

Warrants

The warrant holders who signed the Consent Agreement held warrants to purchase an aggregate of 40,032,833 shares of the Company’s common stock (the “Consent Warrants”).  As of November 2, 2010, the date of the Amended Designation, there were warrants to purchase 47,232,459 shares of the Company’s common stock outstanding. The Consent Warrants were initially recorded as liabilities on the Company’s consolidated financial statements in accordance with FASB ASC 815 due to their price-based anti-dilution rights.  Upon the removal of the anti-dilution rights with the Consent Agreement, the Consent Warrants no longer met the criteria under FASB ASC 815 and were reclassified as equity as of the date of the Amended Designation.  The Company reclassified $24,438 from warrant liabilities into equity on November 2, 2010, and this amount is reflected as Warrants in the consolidated statement of shareholders’ deficit as of December 31, 2011.  Warrants classified as equity was reduced to $18,179 as of December 31, 2012 as a result of the cashless exercise of warrants to purchase 10,253,276 shares of the Company’s common stock in April 2012.

As of December 31, 2012 and 2011, warrants to purchase 29,779,557 and 40,032,833 shares of the Company’s common stock, respectively, were classified as equity. All of such warrants expire on July 15, 2015.